Distribution Date:	01/17/25	BBCMS Mortgage Trust 2023-C22
Determination Date:	01/13/25
Next Distribution Date:	02/18/25
Record Date:	12/31/24	BBCMS Mortgage Trust 2023-C22
Series 2023-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
Mortgage Loan Detail (Part 2)	15-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	17	Trustee	Computershare Trust Company, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Delinquency Loan Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Liquidated Loan Detail	24	Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: Surveillance Manager		notices@pentalphasurveilllance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Interest Shortfall Detail - Collateral Level	26
		Directing Certificateholder	RREF IV-D AIV RR H, LLC
Supplemental Notes	27
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05554FAA3	6.362000%	2,760,000.00	2,430,338.29	1,319,781.37	12,884.84	213,471.36	0.00	1,546,137.57	1,110,556.92	30.07%	30.00%
A-2	05554FAB1	6.728000%	13,200,000.00	13,200,000.00	0.00	74,008.00	0.00	0.00	74,008.00	13,200,000.00	30.07%	30.00%
A-4	05554FAC9	6.521000%	106,000,000.00	106,000,000.00	0.00	576,021.67	0.00	0.00	576,021.67	106,000,000.00	30.07%	30.00%
A-5	05554FAD7	6.804000%	356,170,000.00	356,170,000.00	0.00	2,019,483.90	0.00	0.00	2,019,483.90	356,170,000.00	30.07%	30.00%
A-SB	05554FAE5	7.048000%	6,826,000.00	6,826,000.00	0.00	40,091.37	0.00	0.00	40,091.37	6,826,000.00	30.07%	30.00%
A-S	05554FAF2	7.125596%	82,269,000.00	82,269,000.00	0.00	488,513.01	0.00	0.00	488,513.01	82,269,000.00	18.17%	18.13%
B	05554FAJ4	7.125596%	32,042,000.00	32,042,000.00	0.00	190,265.28	0.00	0.00	190,265.28	32,042,000.00	13.53%	13.50%
C	05554FAK1	7.125596%	20,784,000.00	20,784,000.00	0.00	123,415.31	0.00	0.00	123,415.31	20,784,000.00	10.53%	10.50%
D	05554FAL9	4.250000%	6,928,000.00	6,928,000.00	0.00	24,536.67	0.00	0.00	24,536.67	6,928,000.00	9.52%	9.50%
E-RR	05554FAN5	7.125596%	16,454,000.00	16,454,000.00	0.00	97,703.79	0.00	0.00	97,703.79	16,454,000.00	7.14%	7.13%
F-RR	05554FAQ8	7.125596%	12,124,000.00	12,124,000.00	0.00	71,992.27	0.00	0.00	71,992.27	12,124,000.00	5.39%	5.38%
G-RR	05554FAS4	7.125596%	8,659,000.00	8,659,000.00	0.00	51,417.11	0.00	0.00	51,417.11	8,659,000.00	4.13%	4.13%
H-RR*	05554FBA2	7.125596%	28,578,720.00	28,578,720.00	0.00	149,667.78	0.00	0.00	149,667.78	28,578,720.00	0.00%	0.00%
S	05554FAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	05554FAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			692,794,720.00	692,465,058.29	1,319,781.37	3,920,001.00	213,471.36	0.00	5,453,253.73	691,145,276.92

X-A	05554FAG0	0.384345%	484,956,000.00	484,626,338.29	0.00	155,219.60	8,422.60	0.00	163,642.20	483,306,556.92
X-D	05554FAY1	2.875596%	6,928,000.00	6,928,000.00	0.00	16,601.77	0.00	0.00	16,601.77	6,928,000.00
Notional SubTotal			491,884,000.00	491,554,338.29	0.00	171,821.37	8,422.60	0.00	180,243.97	490,234,556.92

Deal Distribution Total					1,319,781.37	4,091,822.37	221,893.96	0.00	5,633,497.70

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05554FAA3	880.55735145	478.18165580	4.66842029	0.00000000	0.00000000	77.34469565	0.00000000	560.19477174	402.37569565
A-2	05554FAB1	1,000.00000000	0.00000000	5.60666667	0.00000000	0.00000000	0.00000000	0.00000000	5.60666667	1,000.00000000
A-4	05554FAC9	1,000.00000000	0.00000000	5.43416670	0.00000000	0.00000000	0.00000000	0.00000000	5.43416670	1,000.00000000
A-5	05554FAD7	1,000.00000000	0.00000000	5.67000000	0.00000000	0.00000000	0.00000000	0.00000000	5.67000000	1,000.00000000
A-SB	05554FAE5	1,000.00000000	0.00000000	5.87333285	0.00000000	0.00000000	0.00000000	0.00000000	5.87333285	1,000.00000000
A-S	05554FAF2	1,000.00000000	0.00000000	5.93799621	0.00000000	0.00000000	0.00000000	0.00000000	5.93799621	1,000.00000000
B	05554FAJ4	1,000.00000000	0.00000000	5.93799638	0.00000000	0.00000000	0.00000000	0.00000000	5.93799638	1,000.00000000
C	05554FAK1	1,000.00000000	0.00000000	5.93799605	0.00000000	0.00000000	0.00000000	0.00000000	5.93799605	1,000.00000000
D	05554FAL9	1,000.00000000	0.00000000	3.54166715	0.00000000	0.00000000	0.00000000	0.00000000	3.54166715	1,000.00000000
E-RR	05554FAN5	1,000.00000000	0.00000000	5.93799623	0.00000000	0.00000000	0.00000000	0.00000000	5.93799623	1,000.00000000
F-RR	05554FAQ8	1,000.00000000	0.00000000	5.93799654	0.00000000	0.00000000	0.00000000	0.00000000	5.93799654	1,000.00000000
G-RR	05554FAS4	1,000.00000000	0.00000000	5.93799630	0.00000000	0.00000000	0.00000000	0.00000000	5.93799630	1,000.00000000
H-RR	05554FBA2	1,000.00000000	0.00000000	5.23703581	0.70096071	3.85235483	0.00000000	0.00000000	5.23703581	1,000.00000000
S	05554FAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	05554FAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05554FAG0	999.32022346	0.00000000	0.32006945	0.00000000	0.00000000	0.01736776	0.00000000	0.33743721	996.59877787
X-D	05554FAY1	1,000.00000000	0.00000000	2.39632939	0.00000000	0.00000000	0.00000000	0.00000000	2.39632939	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/24 - 12/30/24	30	0.00	12,884.84	0.00	12,884.84	0.00	0.00	0.00	12,884.84	0.00
A-2	12/01/24 - 12/30/24	30	0.00	74,008.00	0.00	74,008.00	0.00	0.00	0.00	74,008.00	0.00
A-4	12/01/24 - 12/30/24	30	0.00	576,021.67	0.00	576,021.67	0.00	0.00	0.00	576,021.67	0.00
A-5	12/01/24 - 12/30/24	30	0.00	2,019,483.90	0.00	2,019,483.90	0.00	0.00	0.00	2,019,483.90	0.00
A-SB	12/01/24 - 12/30/24	30	0.00	40,091.37	0.00	40,091.37	0.00	0.00	0.00	40,091.37	0.00
X-A	12/01/24 - 12/30/24	30	0.00	155,219.60	0.00	155,219.60	0.00	0.00	0.00	155,219.60	0.00
X-D	12/01/24 - 12/30/24	30	0.00	16,601.77	0.00	16,601.77	0.00	0.00	0.00	16,601.77	0.00
A-S	12/01/24 - 12/30/24	30	0.00	488,513.01	0.00	488,513.01	0.00	0.00	0.00	488,513.01	0.00
B	12/01/24 - 12/30/24	30	0.00	190,265.28	0.00	190,265.28	0.00	0.00	0.00	190,265.28	0.00
C	12/01/24 - 12/30/24	30	0.00	123,415.31	0.00	123,415.31	0.00	0.00	0.00	123,415.31	0.00
D	12/01/24 - 12/30/24	30	0.00	24,536.67	0.00	24,536.67	0.00	0.00	0.00	24,536.67	0.00
E-RR	12/01/24 - 12/30/24	30	0.00	97,703.79	0.00	97,703.79	0.00	0.00	0.00	97,703.79	0.00
F-RR	12/01/24 - 12/30/24	30	0.00	71,992.27	0.00	71,992.27	0.00	0.00	0.00	71,992.27	0.00
G-RR	12/01/24 - 12/30/24	30	0.00	51,417.11	0.00	51,417.11	0.00	0.00	0.00	51,417.11	0.00
H-RR	12/01/24 - 12/30/24	30	89,531.18	169,700.33	0.00	169,700.33	20,032.56	0.00	0.00	149,667.78	110,095.37
Totals			89,531.18	4,111,854.92	0.00	4,111,854.92	20,032.56	0.00	0.00	4,091,822.37	110,095.37

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,633,497.70
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,261,992.52	Master Servicing Fee	2,515.47
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,405.91
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	298.15
ARD Interest	0.00	Operating Advisor Fee	2,677.34
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	178.89
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,261,992.52	Total Fees	13,075.75

Principal		Expenses/Reimbursements
Scheduled Principal	20,830.62	Reimbursement for Interest on Advances	52.11
Unscheduled Principal Collections		ASER Amount	4,598.51
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,381.94
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	1,298,950.75	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,319,781.37	Total Expenses/Reimbursements	20,032.56

		Interest Reserve Deposit	137,061.83

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	221,893.96	Interest Distribution	4,091,822.37
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,319,781.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	221,893.96
		Borrower Option Extension Fees	0.00

Total Other Collected	221,893.96	Total Payments to Certificateholders and Others	5,633,497.70
Total Funds Collected	5,803,667.85	Total Funds Distributed	5,803,667.84

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	692,465,058.90	692,465,058.90	Beginning Certificate Balance	692,465,058.29
(-) Scheduled Principal Collections	20,830.62	20,830.62	(-) Principal Distributions	1,319,781.37
(-) Unscheduled Principal Collections	1,298,950.75	1,298,950.75	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	691,145,277.53	691,145,277.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	692,480,303.84	692,480,303.84	Ending Certificate Balance	691,145,276.92
Ending Actual Collateral Balance	691,163,751.09	691,163,751.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.61)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.61)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	16	86,745,946.05	12.55%	101	6.9616	2.836564	1.39 or less	15	251,821,470.27	36.44%	104	7.6649	1.243528
10,000,000 to 19,999,999	16	208,143,646.56	30.12%	101	7.2491	1.944982	1.40 to 1.69	10	138,949,424.01	20.10%	97	6.7775	1.508470
20,000,000 to 29,999,999	9	204,599,843.27	29.60%	104	7.2588	2.077812	1.70 to 1.79	4	98,075,000.00	14.19%	105	7.7355	1.731420
30,000,000 to 49,999,999	3	91,655,841.65	13.26%	105	7.3645	2.118098	1.80 to 1.89	0	0.00	0.00%	0	0.0000	0.000000
50,000,000 to 64,999,999	2	100,000,000.00	14.47%	101	6.6798	1.605000	1.90 to 1.99	6	68,833,334.00	9.96%	104	6.4458	1.970000
65,000,000 or higher	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	3	18,265,000.00	2.64%	93	7.1114	2.396088
Totals	46	691,145,277.53	100.00%	102	7.1488	2.069973	2.50 or more	8	115,201,049.25	16.67%	103	6.3949	4.850032
							Totals	46	691,145,277.53	100.00%	102	7.1488	2.069973
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	1,779,139.38	0.26%	104	6.7601	2.284934	South Carolina	4	8,533,396.34	1.23%	103	6.4474	3.025351
Arizona	3	2,807,981.45	0.41%	101	6.4530	6.510000	Tennessee	2	4,175,717.96	0.60%	58	8.6775	2.360951
California	4	45,729,452.63	6.62%	103	6.9184	1.597960	Texas	10	100,517,116.42	14.54%	105	7.2989	1.502070
Colorado	1	411,083.26	0.06%	101	6.4530	6.510000	Virginia	1	6,037,735.85	0.87%	105	6.8150	1.530000
Florida	16	42,027,647.71	6.08%	104	7.8680	2.238442	Washington	2	6,729,118.77	0.97%	103	6.9750	1.170000
Georgia	7	64,806,239.38	9.38%	105	7.5934	1.792309	Wisconsin	7	7,434,231.62	1.08%	102	6.5705	3.730749
Illinois	5	36,503,968.04	5.28%	105	7.9533	1.670211	Totals	140	691,145,277.53	100.00%	102	7.1488	2.069973
Indiana	13	50,674,323.53	7.33%	104	6.9828	1.636775
									Property Type³
Kansas	1	1,450,794.89	0.21%	104	6.4458	1.970000
Kentucky	2	9,174,947.42	1.33%	105	6.6887	1.680450		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	2	4,407,980.81	0.64%	104	6.4458	1.970000		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	17,419,756.43	2.52%	103	8.0338	1.505011	Industrial	4	55,477,500.00	8.03%	104	6.9683	2.251380
Massachusetts	4	51,539,930.95	7.46%	97	5.5377	1.649691	Lodging	9	91,130,265.66	13.19%	104	8.1876	1.523353
Michigan	6	5,729,065.18	0.83%	101	6.4530	6.510000	Mixed Use	1	50,000,000.00	7.23%	97	5.5095	1.500000
Mississippi	2	26,641,775.66	3.85%	105	7.5440	1.280294	Mobile Home Park	3	12,815,000.00	1.85%	90	8.0749	1.616235
Missouri	1	1,416,378.22	0.20%	104	6.4458	1.970000	Multi-Family	6	96,938,128.62	14.03%	105	7.3572	1.240097
Nevada	1	1,255,172.41	0.18%	103	6.9750	1.170000	Office	64	79,477,223.27	11.50%	95	7.1837	4.781781
New Jersey	3	15,335,346.82	2.22%	66	8.0884	1.858002	Other	2	44,723,826.00	6.47%	105	6.1770	3.652776
New Mexico	1	1,945,865.40	0.28%	104	6.4458	1.970000	Retail	51	260,583,333.99	37.70%	104	7.1715	1.564161
New York	7	52,681,698.88	7.62%	105	6.3217	3.558975	Totals	140	691,145,277.53	100.00%	102	7.1488	2.069973
North Carolina	4	7,941,702.86	1.15%	104	6.4466	2.487254
Ohio	8	61,043,589.64	8.83%	104	7.2845	2.858931
Oklahoma	3	6,749,459.49	0.98%	104	6.4464	2.392817
Oregon	5	10,962,969.25	1.59%	103	6.8597	2.349169
Pennsylvania	11	37,281,690.89	5.39%	103	8.0025	2.066676

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999 or less	3	90,000,000.00	13.02%	101	5.6764	2.575556	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.99999	20	233,534,383.25	33.79%	103	6.6539	2.769637	13 months to 24 months	46	691,145,277.53	100.00%	102	7.1488	2.069973
	7.00000 to 7.49999	9	143,487,605.48	20.76%	105	7.2935	1.544069	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.50000 to 8.49999	11	167,202,447.15	24.19%	101	7.9626	1.501242	Totals	46	691,145,277.53	100.00%	102	7.1488	2.069973
	8.50000 or greater	3	56,920,841.65	8.24%	101	8.7524	1.396335
	Totals	46	691,145,277.53	100.00%	102	7.1488	2.069973
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	110 months or less	46	691,145,277.53	100.00%	102	7.1488	2.069973	Interest Only	35	541,834,383.25	78.40%	102	6.8566	2.237945
111 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	357 months or less	11	149,310,894.28	21.60%	103	8.2091	1.460420
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	691,145,277.53	100.00%	102	7.1488	2.069973	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	691,145,277.53	100.00%	102	7.1488	2.069973
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		16	222,771,462.62	32.23%	102	7.1526	2.018658			No outstanding loans in this group
	12 months or less	30	468,373,814.91	67.77%	103	7.1470	2.094380
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	691,145,277.53	100.00%	102	7.1488	2.069973
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30510040	RT	Various	Various	Actual/360	6.446%	158,189.45	0.00	0.00	N/A	09/06/33	--	28,500,000.00	28,500,000.00	01/06/25
1A4	30510050				Actual/360	6.446%	83,257.60	0.00	0.00	N/A	09/06/33	--	15,000,000.00	15,000,000.00	01/06/25
1A8	30510054				Actual/360	6.446%	38,853.55	0.00	0.00	N/A	09/06/33	--	7,000,000.00	7,000,000.00	01/06/25
1A11	30510057				Actual/360	6.446%	29,602.71	0.00	0.00	N/A	09/06/33	--	5,333,334.00	5,333,334.00	01/06/25
1A15	30510061				Actual/360	6.446%	44,404.06	0.00	0.00	N/A	09/06/33	--	8,000,000.00	8,000,000.00	01/06/25
1A17	30510063				Actual/360	6.446%	27,752.53	0.00	0.00	N/A	09/06/33	--	5,000,000.00	5,000,000.00	01/06/25
2A1-1	30321931	MF	Various	TX	Actual/360	7.364%	190,236.67	0.00	0.00	N/A	10/06/33	--	30,000,000.00	30,000,000.00	01/06/25
2A1-2	30321932				Actual/360	7.364%	21,496.74	0.00	0.00	N/A	10/06/33	--	3,390,000.00	3,390,000.00	01/06/25
2A2-1	30321934				Actual/360	7.364%	103,393.63	0.00	0.00	N/A	10/06/33	--	16,305,000.00	16,305,000.00	01/06/25
2A2-2	30321935				Actual/360	7.364%	103,393.63	0.00	0.00	N/A	10/06/33	--	16,305,000.00	16,305,000.00	01/06/25
3A7	30321936	OF	Various	Various	Actual/360	6.453%	114,469.05	500,156.73	0.00	N/A	06/06/33	--	20,600,000.00	20,099,843.27	01/06/25
3A9	30321937				Actual/360	6.453%	50,566.43	220,943.03	0.00	N/A	06/06/33	--	9,100,000.00	8,879,056.97	01/06/25
3A10	30321938				Actual/360	6.453%	35,563.20	155,388.50	0.00	N/A	06/06/33	--	6,400,000.00	6,244,611.50	01/06/25
3A11	30321939				Actual/360	6.453%	30,006.45	131,109.05	0.00	N/A	06/06/33	--	5,400,000.00	5,268,890.95	01/06/25
3A14	30321940				Actual/360	6.453%	66,681.00	291,353.44	0.00	N/A	06/06/33	--	12,000,000.00	11,708,646.56	01/06/25
4A3	30321941	MU	Cambridge	MA	Actual/360	5.510%	237,214.58	0.00	0.00	02/10/33	02/10/38	--	50,000,000.00	50,000,000.00	01/10/25
5A1	30510167	RT	Woodstock	GA	Actual/360	7.850%	337,986.11	0.00	0.00	N/A	10/06/33	--	50,000,000.00	50,000,000.00	01/06/25
6A3	30510004	RT	Various	Various	Actual/360	6.975%	120,125.00	0.00	0.00	N/A	08/06/33	--	20,000,000.00	20,000,000.00	01/06/25
6A4	30510005				Actual/360	6.975%	93,096.88	0.00	0.00	N/A	08/06/33	--	15,500,000.00	15,500,000.00	01/06/25
6A6	30510007				Actual/360	6.975%	60,062.50	0.00	0.00	N/A	08/06/33	--	10,000,000.00	10,000,000.00	01/06/25
7A5	30321946	98	New York	NY	Actual/360	5.885%	152,029.17	0.00	0.00	N/A	10/01/33	--	30,000,000.00	30,000,000.00	01/01/25
7A8	30321949				Actual/360	5.885%	50,676.39	0.00	0.00	N/A	10/01/33	--	10,000,000.00	10,000,000.00	01/01/25
8A2	30510108	RT	Various	Various	Actual/360	6.815%	58,684.72	0.00	0.00	N/A	10/06/33	--	10,000,000.00	10,000,000.00	01/06/25
8A3	30510109				Actual/360	6.815%	117,369.44	0.00	0.00	N/A	10/06/33	--	20,000,000.00	20,000,000.00	01/06/25
8A4	30510110				Actual/360	6.815%	58,684.72	0.00	0.00	N/A	10/06/33	--	10,000,000.00	10,000,000.00	01/06/25
9	30321952	LO	Various	Various	Actual/360	8.767%	239,074.02	12,270.83	0.00	N/A	09/01/33	--	31,668,112.48	31,655,841.65	01/01/25
10A1	30510041	MF	Indianapolis	IN	Actual/360	7.220%	155,430.56	0.00	0.00	N/A	09/06/33	--	25,000,000.00	25,000,000.00	10/06/24
11	30510141	RT	Oxford	MS	Actual/360	7.640%	161,182.78	0.00	0.00	N/A	10/06/33	--	24,500,000.00	24,500,000.00	01/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
12	30510074	IN	Lancaster	OH	Actual/360	7.150%	141,609.72	0.00	0.00	N/A	10/06/33	--	23,000,000.00	23,000,000.00	01/06/25
13	30321953	Various Various		IL	Actual/360	8.650%	163,869.44	0.00	0.00	N/A	10/06/33	--	22,000,000.00	22,000,000.00	01/06/25
14	30321954	RT	Grove City	OH	Actual/360	8.070%	149,407.08	0.00	0.00	N/A	10/06/33	--	21,500,000.00	21,500,000.00	01/06/25
15	30510027	LO	Austin	TX	Actual/360	7.419%	121,862.23	0.00	0.00	N/A	09/06/33	--	19,075,000.00	19,075,000.00	01/06/25
16	30321955	LO	Tampa	FL	Actual/360	8.280%	121,210.00	0.00	0.00	N/A	10/06/33	--	17,000,000.00	17,000,000.00	01/06/25
17A2	30321956	IN	Temecula	CA	Actual/360	6.635%	57,134.72	0.00	0.00	N/A	08/01/33	--	10,000,000.00	10,000,000.00	01/01/25
17A4	30321957				Actual/360	6.635%	28,567.36	0.00	0.00	N/A	08/01/33	--	5,000,000.00	5,000,000.00	01/01/25
18	30321958	LO	Baltimore	MD	Actual/360	8.290%	107,079.17	0.00	0.00	N/A	08/06/33	--	15,000,000.00	15,000,000.00	01/06/25
19	30321959	IN	Elgin	IL	Actual/360	6.990%	72,230.00	0.00	0.00	N/A	10/06/33	--	12,000,000.00	12,000,000.00	11/06/24
20	30321960	RT	New York	NY	Actual/360	7.995%	70,566.97	0.00	0.00	N/A	10/06/33	--	10,250,000.00	10,250,000.00	11/06/24
21	30321961	OF	Montvale	NJ	Actual/360	8.465%	72,893.06	0.00	0.00	N/A	10/01/28	--	10,000,000.00	10,000,000.00	05/01/24
22	30321962	MF	Jacksonville	FL	Actual/360	7.860%	40,213.09	3,228.62	0.00	N/A	08/06/33	--	5,941,357.24	5,938,128.62	08/06/24
23	30510142	IN	Atlanta	GA	Actual/360	7.071%	33,352.04	0.00	0.00	N/A	10/06/33	--	5,477,500.00	5,477,500.00	01/06/25
24	30321963	MH	Bellville	TX	Actual/360	7.685%	35,073.49	0.00	0.00	N/A	10/06/33	--	5,300,000.00	5,300,000.00	01/06/25
25A2-2	30321800	LO	West Conshohocken PA		Actual/360	7.154%	30,422.87	3,360.98	0.00	N/A	07/11/33	--	4,938,466.46	4,935,105.48	01/11/25
26	30321964	MH	Hazlet	NJ	Actual/360	7.620%	27,887.08	0.00	0.00	N/A	10/06/33	--	4,250,000.00	4,250,000.00	01/06/25
27	30321965	LO	San Dimas	CA	Actual/360	7.700%	22,983.42	1,970.19	0.00	N/A	09/06/33	--	3,466,288.72	3,464,318.53	01/06/25
28	30321966	MH	Morristown	TN	Actual/360	9.300%	26,147.21	0.00	0.00	N/A	10/06/28	--	3,265,000.00	3,265,000.00	12/06/24
Totals							4,261,992.52	1,319,781.37	0.00				692,465,058.90	691,145,277.53
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-1	0.00	7,503,191.80	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-2	0.00	7,503,191.80	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-1	0.00	7,503,191.80	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-2	0.00	7,503,191.80	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A7	29,228,956.00	5,484,772.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A9	29,228,956.00	5,484,772.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A10	29,228,956.00	5,484,772.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A11	29,228,956.00	5,484,772.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A14	29,228,956.00	5,484,772.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	46,768,274.33	44,962,776.83	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	0.00	11,481,574.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	0.00	8,475,375.34	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	0.00	8,475,375.34	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A6	0.00	8,475,375.34	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	0.00	5,842,987.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3	0.00	5,842,987.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A4	0.00	5,842,987.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,369,317.24	4,667,701.64	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1	0.00	0.00	--	--	--	0.00	0.00	154,995.48	461,118.07	180,866.63	0.00
11	2,260,439.07	2,444,426.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
12	0.00	1,124,688.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	2,709,698.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	2,808,489.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17A2	11,748,000.00	11,878,232.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17A4	11,748,000.00	11,878,232.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	1,515,380.16	01/01/24	09/30/24	--	0.00	0.00	72,021.16	142,079.17	4,769.10	0.00
20	0.00	0.00	--	--	--	0.00	0.00	70,388.59	138,814.18	21,402.92	0.00
21	0.00	0.00	--	--	10/11/24	631,696.29	18,097.36	68,045.17	557,227.35	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	43,338.31	217,145.34	1,576.61	0.00
23	0.00	430,069.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	596,088.05	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25A2-2	5,581,369.34	5,905,344.99	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	583,445.41	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	770,279.68	01/01/24	06/30/24	--	0.00	0.00	26,140.18	26,140.18	0.00	0.00
Totals	229,620,179.98	204,148,140.95				631,696.29	18,097.36	434,928.90	1,542,524.29	208,615.26	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3A7	30321936	500,156.73	Curtailment w/ yield maintenance	0.00	85,439.54
3A9	30321937	220,943.03	Curtailment w/ yield maintenance	0.00	37,742.71
3A10	30321938	155,388.50	Curtailment w/ yield maintenance	0.00	26,544.32
3A11	30321939	131,109.05	Curtailment w/ yield maintenance	0.00	22,396.78
3A14	30321940	291,353.44	Curtailment w/ yield maintenance	0.00	49,770.61
Totals		1,298,950.75		0.00	221,893.96
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/17/25	2	22,250,000.00	1	25,000,000.00	2	15,938,128.62	0	0.00	0	0.00	0	0.00	5	1,298,950.75	0	0.00	7.148796%	7.126864%	102
12/17/24	0	0.00	0	0.00	3	40,941,357.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.147524%	7.125596%	103
11/18/24	0	0.00	1	5,945,853.61	2	35,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.147577%	7.125648%	104
10/18/24	2	17,949,030.30	1	25,000,000.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.147610%	7.125681%	105
09/17/24	2	30,953,476.74	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.147663%	7.125733%	106
08/16/24	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.147695%	7.125765%	107
07/17/24	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.147727%	7.125797%	108
06/17/24	1	25,000,000.00	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.147779%	7.125848%	109
05/17/24	0	0.00	1	10,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.147810%	7.125880%	110
04/17/24	2	15,971,466.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.147862%	7.125930%	111
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.147892%	7.125961%	112
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.147963%	7.126031%	113
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10A1	30510041	10/06/24	2	2	154,995.48	461,118.07	180,866.63	25,000,000.00	07/26/24	98
19	30321959	11/06/24	1	1	72,021.16	142,079.17	5,769.10	12,000,000.00
20	30321960	11/06/24	1	1	70,388.59	138,814.18	22,402.92	10,250,000.00
21	30321961	05/01/24	7	6	68,045.17	557,227.35	32,532.96	10,000,000.00	05/05/24	98
22	30321962	08/06/24	4	6	43,338.31	217,145.34	51,582.95	5,956,602.18	10/08/24	98
28	30321966	12/06/24	0	B	26,140.18	26,140.18	0.00	3,265,000.00
Totals					434,928.90	1,542,524.29	293,154.56	66,471,602.18
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		13,265,000	3,265,000	10,000,000		0
49 - 60 Months		0	0	0		0
> 60 Months		677,880,278	624,692,149	53,188,129		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	691,145,278	627,957,149	22,250,000	25,000,000	15,938,129	0
Dec-24	692,465,059	651,523,702	0	0	40,941,357	0
Nov-24	692,496,404	651,550,551	0	5,945,854	35,000,000	0
Oct-24	692,516,865	639,567,834	17,949,030	25,000,000	10,000,000	0
Sep-24	692,547,854	651,594,377	30,953,477	0	10,000,000	0
Aug-24	692,567,949	682,567,949	0	10,000,000	0	0
Jul-24	692,587,903	682,587,903	10,000,000	0	0	0
Jun-24	692,618,405	657,618,405	25,000,000	0	10,000,000	0
May-24	692,638,000	682,638,000	0	10,000,000	0	0
Apr-24	692,668,158	676,696,692	15,971,466	0	0	0
Mar-24	692,687,401	692,687,401	0	0	0	0
Feb-24	692,727,937	692,727,937	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10A1	30510041	25,000,000.00	25,000,000.00	62,400,000.00	08/01/23	4,239,300.14	1.37000	--	09/06/33	I/O
21	30321961	10,000,000.00	10,000,000.00	10,600,000.00	06/27/24		1.62000	--	10/01/28	I/O
22	30321962	5,938,128.62	5,956,602.18	9,300,000.00	07/11/23	757,264.00	1.25000	--	08/06/33	342
Totals		40,938,128.62	40,956,602.18	82,300,000.00		4,996,564.14

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10A1	30510041	MF	IN	07/26/24	98
1/13/2025 - Loan and collateral performance are being evaluated, including inspections of properties. Lender has noticed default for delinquent payments, which remain unremedied.

21	30321961	OF	NJ	05/05/24	98

1/13/2025 - The Loan transferred to Special Servicing on 5/6/2024, due to Payment Default. Special Servicer has reached out to the borrower and is assessing next steps with the asset. Borrower has become non responsive, Lender is in the process of enforcement. Borrower did not oppose receivership motion.

22	30321962	MF	FL	10/08/24	98
1/13/2025 - The Loan transferred to Special Servicing on 10/8/2024 due to continuing non-compliance with lockbox activation. Special Servicer has reached out to the Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10A1	0.00	0.00	5,381.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	5,000.00	0.00	0.00	4,598.51	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	14.61	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	37.50	0.00	0.00	0.00
Total	0.00	0.00	15,381.94	0.00	0.00	4,598.51	0.00	0.00	52.11	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		20,032.56

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Supplemental Notes
None

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